Document and Entity Information	Jun. 03, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001110803
Document Type	8-K
Document Period End Date	Jun. 03, 2024
Entity Registrant Name	Illumina, Inc.
Entity File Number	001-35406
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	33-0804655
Entity Address, Address Line One	5200 Illumina Way
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92122
City Area Code	(858)
Local Phone Number	202-4500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	ILMN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false